EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income for the year	$ 52,904	$ 51,630	$ 19,132
Accretion/cumulative dividends for Preferred Shares			(1,741)
Amount allocated to participating preferred shareholders			(12,112)
Numerator for basic and diluted earnings per share	$ 52,904	$ 51,630	$ 5,279
Denominator:
Weighted average ordinary shares outstanding for basic calculation (in shares)	270,811,925	262,542,760	82,221,102
Dilutive effect of share-based awards (in shares)	13,618,582	16,262,798	15,137,668
Denominator for diluted calculation (in shares)	284,430,507	278,805,558	97,358,770
Basic earnings per ordinary share (in dollars per share)	$ 0.20	$ 0.20	$ 0.06
Diluted earnings per ordinary share (in dollars per share)	$ 0.19	$ 0.19	$ 0.05